Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not currently award stock options as a part of our equity compensation programs, but Mr. Gelfond holds outstanding stock option awards that were granted under our equity-based incentive plans in prior fiscal years. We do not grant option awards in anticipation of the release of material non-public information that is likely to result in changes to the price of our Common Shares. In addition, we generally do not grant stock options (i) during trading blackout periods established under our Insider Trading Policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material non-public information. These restrictions do not apply to RSUs, PSUs, or other types of equity awards that do not include an exercise price related to the market price of our Common Shares on the date of grant.

During fiscal year 2025, (i) none of our NEOs were granted stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
The Company does not currently award stock options as a part of our equity compensation programs, but Mr. Gelfond holds outstanding stock option awards that were granted under our equity-based incentive plans in prior fiscal years. We do not grant option awards in anticipation of the release of material non-public information that is likely to result in changes to the price of our Common Shares. In addition, we generally do not grant stock options (i) during trading blackout periods established under our Insider Trading Policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material non-public information. These restrictions do not apply to RSUs, PSUs, or other types of equity awards that do not include an exercise price related to the market price of our Common Shares on the date of grant.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	in anticipation of the release of material non-public information that is likely to result in changes to the price of our Common Shares. In addition, we generally do not grant stock options (i) during trading blackout periods established under our Insider Trading Policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material non-public information. These restrictions do not apply to RSUs, PSUs, or other types of equity awards that do not include an exercise price related to the market price of our Common Shares on the date of grant.
MNPI Disclosure Timed for Compensation Value	false